Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Common Class A [Member]
Allocation of net income (loss)	$ (67,553)	$ 1,209,648	$ (913)	$ 301,044	$ 1,345,406	$ 3,306,271
Weighted average shares outstanding, basic	3,833,053	35,950,000	7,198,819	7,832,966	35,950,000	35,950,000
Weighted average shares outstanding, diluted	3,833,053	35,950,000	7,198,819	7,832,966	35,950,000	35,950,000
Basic net income (loss) per share	$ (0.02)	$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Diluted net income (loss) per share	$ (0.02)	$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Common Class A Non-redeemable [Member]
Allocation of net income (loss)	$ (211,193)			$ 403,196
Weighted average shares outstanding, basic	11,983,333			10,490,903
Weighted average shares outstanding, diluted	11,983,333			10,490,903
Basic net income (loss) per share	$ (0.02)			$ 0.04
Diluted net income (loss) per share	$ (0.02)			$ 0.04
Common Class B [Member]
Allocation of net income (loss)		$ 403,216	$ (27,832)	$ 57,358	$ 448,468	$ 1,102,090
Weighted average shares outstanding, basic		11,983,333	11,983,333	1,492,430	11,983,333	11,983,333
Weighted average shares outstanding, diluted		11,983,333	11,983,333	1,492,430	11,983,333	11,983,333
Basic net income (loss) per share		$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Diluted net income (loss) per share		$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09